Leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Leases [Abstract]
Summary of changes in ROU Assets
The following table summarizes changes in ROU for the year ended December 31, 2025, which have been recorded in mineral properties, plant and equipment:

	December 31, 2025	December 31, 2024
Opening net book value	$106	$105
Additions	85	58
Depreciation	(44)	(45)
Dispositions	—	(2)
Other	(1)	(10)
Closing net book value	$146	$106

Reconciliation of undiscounted cash flows
The following table presents a reconciliation of the Company's undiscounted cash flows at December 31, 2025 and December 31, 2024 to their present value for the Company's lease obligations:

	December 31, 2025	December 31, 2024
Within one year	$58	$47
Between one and five years	82	49
Beyond five years	19	21
Total undiscounted lease obligations	159	117
Less: future interest charges	(21)	(22)
Total discounted lease obligations	$138	$95

Current	$53	$41
Non-current	$85	$54